GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

7.    GOODWILL AND INTANGIBLE ASSETS, NET

Indefinite life intangible assets include C of A licenses that do not expire. GFL expects these assets to generate economic benefit in perpetuity. As such, GFL assessed these intangibles to have indefinite useful lives.

	December 31, 2020	December 31, 2019
Carrying amounts
Indefinite life	$641.4	$612.1
Definite life	2,452.0	2,235.9
	$3,093.4	$2,848.0

The following table presents the changes in cost and accumulated amortization of GFL’s goodwill and intangible assets:

			Trade name,
		Customer lists	C of A
		and municipal	and other	Non-compete
	Goodwill	contracts	licenses	agreements	Total
Cost
Balance, December 31, 2018	$4,979.3	$2,337.6	$580.0	$150.7	$8,047.6
Acquisitions via business combinations	257.4	131.8	117.3	40.3	546.8
Changes in foreign exchange	(128.3)	(43.3)	(1.7)	(3.2)	(176.5)
Goodwill adjustment	65.4	—	—	—	65.4
Balance, December 31, 2019	5,173.8	2,426.1	695.6	187.8	8,483.3

Balance, December 31, 2019	5,173.8	2,426.1	695.6	187.8	8,483.3
Acquisitions via business combinations	1,470.6	449.2	31.0	216.1	2,166.9
Changes in foreign exchange	(144.0)	(30.7)	(3.4)	(6.4)	(184.5)
Balance, December 31, 2020	6,500.4	2,844.6	723.2	397.5	10,465.7
Accumulated amortization
Balance, December 31, 2018	—	114.1	—	13.9	128.0
Amortization	—	295.0	4.8	34.3	334.1
Changes in foreign exchange	—	(0.5)	—	(0.1)	(0.6)
Balance, December 31, 2019	—	408.6	4.8	48.1	461.5

Balance, December 31, 2019	—	408.6	4.8	48.1	461.5
Amortization	—	341.6	8.9	76.5	427.0
Changes in foreign exchange	—	(12.2)	(0.8)	(3.6)	(16.6)
Balance, December 31, 2020	—	738.0	12.9	121.0	871.9
Carrying amounts
At December 31, 2019	$5,173.8	$2,017.5	$690.8	$139.7	$8,021.8
At December 31, 2020	$6,500.4	$2,106.6	$710.3	$276.5	$9,593.8

All amortization expense is included in cost of sales.

GFL recorded a measurement period adjustment to adjust its previously reported purchase price allocations reported in the last quarter of the year ended December 31, 2019. This resulted in an increase in deferred income tax liabilities of $46.8 million, an increase in landfill closure and post-closure obligations of $5.9 million, a decrease in property and equipment of $4.5 million, an increase to accrued liabilities of $8.3 million, and an increase to goodwill of $65.4 million.

In assessing goodwill and indefinite life intangible assets for impairment at December 31, 2020 and 2019, GFL compared the aggregate recoverable amount of the assets included in CGUs to their respective carrying amounts.

For all CGUs, the recoverable amount was determined based on the value in use by discounting estimated future cash flows from a CGU to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Estimated cash flow projections are based on the GFL’s one-year budget and three-year strategic plan. There was no impairment recorded at the CGU level as at December 31, 2020 and 2019.

The key assumptions used for both periods in determining the recoverable amount for each CGU are as follows:

●	Revenue growth rates – Growth rates ranging from 5.0% to 6.4% were used for the periods covered in the financial projections and are based on historical results and expectations for the forecasted periods.
●	Pre-tax discount rates – Pre-tax discount rates represent the current market assessment of the risks specific to each CGU taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The pre-tax discount rate calculation is based on the specific circumstances of the CGU and range from 5.6% to 7.5%.
●	Terminal growth value – The cash flows beyond the initial period are extrapolated using a growth rate of 3.0%. Rates are based on market and industry trends researched and identified by management.
●	Capital expenditures – The cash flow forecasts for capital expenditures are based on past experience and include the ongoing capital expenditures required to maintain the business and include cash outflows for the purchase of property and equipment.

In all CGUs, reasonably possible changes to key assumptions would not cause the recoverable amount of each CGU to fall below the carrying value.